SHORT TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term bank loans	$ 19,458,210	$ 17,072,867
Short Term Bank Loans [Member]
Short-term Debt [Line Items]
Average interest rate	5.045%	5.48%
Interest expense, short term bank loans	$ 1,876,115	$ 1,569,047	$ 897,840
Short Term Bank Loans [Member] | Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 3,724,423
Annual rate	5.8225%
Short Term Bank Loans [Member] | Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 912,104
Annual rate	5.50%
Repayment date	Nov. 13, 2021
Short Term Bank Loans [Member] | Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 228,026
Annual rate	4.75%
Repayment date	Oct. 20, 2021
Short Term Bank Loans [Member] | Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 760,086
Annual rate	5.22%
Repayment date	Aug. 27, 2021
Short Term Bank Loans [Member] | Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,432,276
Annual rate	4.75%
Repayment date	Aug. 06, 2021
Short Term Bank Loans [Member] | Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 760,086
Annual rate	4.81%
Repayment date	May 19, 2021
Short Term Bank Loans [Member] | Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 3,040,345
Annual rate	4.80%
Repayment date	Feb. 19, 2021
Short Term Bank Loans [Member] | Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,064,121
Annual rate	4.90%
Repayment date	Jan. 18, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,216,138
Annual rate	4.90%
Repayment date	Jan. 16, 2021
Short Term Bank Loans [Member] | Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 5,320,605
Annual rate	5.00%
Repayment date	Jan. 15, 2021
Short Term Bank Loans [Member] | Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,515,003
Annual rate	5.8225%
Repayment date	Dec. 25, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans		573,878
Annual rate	5.655%
Repayment date	Oct. 10, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,291,225
Annual rate	5.655%
Repayment date	Aug. 01, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,004,286
Annual rate	5.655%
Repayment date	Aug. 01, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		717,347
Annual rate	6.525%
Repayment date	Jun. 20, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,949,697
Annual rate	3.915%
Repayment date	Jun. 18, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,869,389
Annual rate	5.22%
Repayment date	Jun. 08, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,147,756
Annual rate	5.438%
Repayment date	Jan. 02, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Nineteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 1,004,286
Annual rate	5.438%
Repayment date	Jan. 02, 2020